Employee Benefit Plan, Fair Value and NAV (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 939,010	$ 840,969
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	446,365	415,221
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	452,125	387,620
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	40,100	37,600
EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	40,520	38,128
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	673,896	597,840
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	446,365	415,221
Fair Value, Inputs, Level 1 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	227,531	182,619
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	265,114	243,129
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	224,594	205,001
Fair Value Measured at Net Asset Value Per Share | EBP, Employer, Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	40,520	38,128
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 2 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	673,896	597,840
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value	$ 227,531	$ 182,619